Condensed consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating Activities :
Net loss	$ (6,569,793)	$ (2,743,200)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	40,695	78,561
Conversion of accrued interest into common stock	0	25,084
Share-based compensation for services rendered	85,975
Stock based compensation	349,705	243,501
Change in fair value of derivative liability	1,814,493	0
Changes in operating assets and liabilities
Accounts receivable	0	(31,942)
Inventory	(381,344)	(418,128)
Prepaid expenses	(317,213)	(34,773)
Deposit	4,410	0
Deferred financing costs	46,400	(55,800)
Accounts payable	(305,302)	300,564
Accrued expenses	(219,231)	(183,166)
Net cash used in operating activities	(5,537,180)	(2,819,299)
Investing Activities:
Investment in patents	(14,927)	(14,737)
Investment in of certificates of deposit	(2,030,020)	0
Purchases of equipment	(110,634)	(79,214)
Net cash used in investing activities	(2,155,581)	(93,951)
Financing Activities:
Proceeds from the sale of convertible notes	2,471,428	2,510,000
Proceeds from the sale of common stock, net of costs	11,018,081	650,055
Proceeds from noncontrolling interest	15,300	0
Payments on lease obligation	(4,467)	0
Payments on notes payable	(94,500)
Payments on notes payable - related party	0	(120,000)
Payments on convertible notes payable	0	(30,000)
Net cash provided by financing activities	13,405,842	3,010,055
Net increase in cash	5,713,081	96,805
Cash at beginning of period	201,299	36,505
Cash at end of period	5,914,380	133,310
Supplemental disclosure of cash flow information
Cash paid for interest	69,240	181,723
Supplemental disclosure of non-cash financing transactions
Issuance of common stock in lieu of interest payments	0	5,964
Conversion of debt into common stock	0	500,000
Payment of equipment by capital lease		22,956
Gain on cancellation of debt	0	227,376
Issuance of common stock in exchange for cancellation of debt	0	231,562
Issuance of common stock for services	$ 105,000	$ 0